Restatement	12 Months Ended
Dec. 31, 2022
Restatement [Abstract]
RESTATEMENT

22. RESTATEMENT

Subsequent to the issuance of the Group’s consolidated financial statements for the year ended December 31, 2022, the Group revisited its consolidated financial statements and identified certain material errors and as a result has restated the Group’s previously issued consolidated financial statements for the year ended December 31, 2022.

(a) PIPE escrow account

In 2022, the Group erroneously did not record the financial expenses under the Cash Pledge Agreement (see Note 8 PIPE escrow account for details). The correction of this error resulted in an increase of US$3,863,014 both in financial expenses and amounts due to related parties as of and for the year ended December 31, 2022, respectively.

(b) Loss of impairment on investments

In 2022, the Group applied incorrect assumptions in assessment of its investment in Shanghai OBS (see Note 9 Long-term investments for details). The correction of this error resulted in a decrease of US$ 2,887,272 in long-term investment and an increase of US$ 2,959,443 in loss of impairment on investments as of and for the year ended December 31, 2022, respectively.

(c) Offering costs

In 2022, the Group erroneously recorded certain expenses as offering costs in relation to the Business Combination. The correction of this error resulted in increases of US$551,132 and US$549,652 in general and administrative expenses and additional paid-in capital, and a decrease of US$ 34,815 in accrued expenses and other current liabilities as of and for the year ended December 31, 2022, respectively.

(d) Accounts payable and Accrued expenses and other current liabilities

The Group identified that a portion of the accounts payable and accrued expenses no longer required payment as of December 31, 2022, and should be recognized as other income. The correction of this error resulted in decreases of US$ 43,496 and US$ 376,964 in accounts payable and accrued expenses and other current liabilities, and an increase of US$430,970 in other income (expenses), net as of and for the year ended December 31, 2022, respectively.

(e) Property and equipment, net

In 2022, the Group erroneously classified certain expenses as construction in process. The correction of this error resulted in a decrease of US$ 47,873 in property and equipment and an increase of US$ 49,070 in general and administrative expenses as of and for the year ended December 31, 2022, respectively.

(f) Research and development expenses

In 2022, the Group misclassified certain general and administrative expenses as research and development expenses. The correction of this error resulted in a reclassification of US$ 68,453 from research and development expenses to general and administrative expenses for the year ended December 31, 2022, respectively.

The effects of the restatement for the error on the Consolidated Balance Sheets are as follows:

		As of December 31, 2022
	Item	As previously reported	Restatement adjustments	As restated
Assets
Current assets:
Cash and cash equivalents		$211,863,630	$-	$211,863,630
Restricted cash		146,043	-	146,043
Advance to suppliers, net		1,440,000	-	1,440,000
Inventories		2,106,957	-	2,106,957
Prepaid expenses and other current assets		24,722,060	-	24,722,060
Total current assets		240,278,690	-	240,278,690

Non-current assets:
Property and equipment, net	e	1,705,339	(47,873)	1,657,466
Intangible assets, net		6,569	-	6,569
Operating lease right-of-use asset, net		5,328,786	-	5,328,786
PIPE escrow account		100,000,005	-	100,000,005
Long-term investments	b	2,887,272	(2,887,272)	-
Total non-current assets		109,927,971	(2,935,145)	106,992,826

TOTAL ASSETS		$350,206,661	$(2,935,145)	$347,271,516

Liabilities
Current liabilities:
Accounts payable	d	$4,955,086	$(43,496)	$4,911,590
Loans from a third party		16,818,419	-	16,818,419
Warrant liabilities		500,662	-	500,662
Amounts due to related parties	a	5,799,452	3,863,014	9,662,466
Accrued expenses and other current liabilities	c, d	33,507,781	(411,779)	33,096,002
Lease liabilities, current		1,549,725	-	1,549,725
Total current liabilities		63,131,125	3,407,739	66,538,864

Non-current liabilities:
Amounts due to a related party, non-current		4,922,287	-	4,922,287
Lease liabilities, non current		3,920,806	-	3,920,806
Total non-current liabilities		8,843,093	-	8,843,093

TOTAL LIABILITIES		71,974,218	3,407,739	75,381,957

Shareholders’ equity
Class A Ordinary shares		3,272	-	3,272
Class B Ordinary Shares		25,346	-	25,346
Subscription receivables		(575,587)	-	(575,587)
Additional paid-in capital	c	576,270,758	549,652	576,820,410
Accumulated deficit	a, b, c, d, e	(292,234,660)	(6,985,320)	(299,219,980)
Accumulated other comprehensive loss	b, c, d, e	(2,684,640)	98,997	(2,585,643)
NWTN Shareholders’ equity/(deficit)		280,804,489	(6,336,671)	274,467,818
Non-controlling interests	b, c, d, e	(2,572,046)	(6,213)	(2,578,259)
Total Shareholders’ equity/(deficit)		278,232,443	(6,342,884)	271,889,559
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$350,206,661	$(2,935,145)	$347,271,516

The effects of the restatement for the error on the Consolidated Statements of Operations and Comprehensive Loss are as follows:

		For the year ended December 31, 2022
	Item	As previously reported	Restatement adjustments	As restated
Net revenue		$-	$-	$-
Cost of revenues		-	-	-
Gross profit		-	-	-
Operating expenses:
General and administrative expenses	c, e, f	(23,056,792)	(531,749)	(23,588,541)
Selling expenses		(1,557,360)	-	(1,557,360)
Research and development expenses	f	(15,831,686)	(68,453)	(15,900,139)
Total operating expenses		(40,445,838)	(600,202)	(41,046,040)
Loss from operations		(40,445,838)	(600,202)	(41,046,040)
Other loss:
Other income (expenses), net	d	(164,195)	430,970	266,775
Interest expenses, net		(36,767)	-	(36,767)
Financial expenses	a	(353,173)	(3,863,014)	(4,216,187)
Loss of impairment on investments	b	-	(2,959,443)	(2,959,443)
Changes in fair value of warrant liabilities		(238,137)	-	(238,137)
Investment loss		(12,767)	-	(12,767)
Total other loss		(805,039)	(6,391,487)	(7,196,526)

Loss before income tax provision	a, b, c, d, e	(41,250,877)	(6,991,689)	(48,242,566)
Income tax provision		(9)	-	(9)
Net loss		(41,250,886)	(6,991,689)	(48,242,575)
Less: Net loss contributed to noncontrolling interests from continuing operations	b, c, d, e	(531,554)	(6,369)	(537,923)
Net loss attributable to shareholders	a, b, c, d, e	(40,719,332)	(6,985,320)	(47,704,652)
Other comprehensive loss
Foreign currency translation gain/(loss)	b, c, d, e	7,536,284	99,153	7,635,437
Total comprehensive loss		$(33,714,602)	$(6,892,536)	$(40,607,138)
Loss per ordinary share attributable to shareholders
Basic and Diluted		$(0.17)	$(0.02)	$(0.19)
Weighted average number of ordinary shares outstanding
Basic and Diluted		245,883,447	-	245,883,447

The effects of the restatement for the error on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31, 2022
	As previously reported	Restatement adjustments	As restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(41,250,886)	$(6,991,689)	$(48,242,575)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	44,682	-	44,682
Amortization of operating lease right-of-use asset	703,904	-	703,904
Loss of impairment on investments	-	2,959,443	2,959,443
Changes in fair value of warrant liabilities	238,137	-	238,137
Investment loss	12,767	-	12,767
Loss on disposal of property and equipment	-	-	-
Provision for doubtful accounts	-	-	-
Gain on settlement of amounts due to a related party	-	-	-
Financial expenses on PIPE	-	3,863,014	3,863,014
Gain on settlement of loans from a third party	(658,092)	-	(658,092)
Gain on settlement of payables associated with litigations	(1,053,395)	-	(1,053,395)
Individual income tax expenses of settlement of employee lawsuits	1,498,421	-	1,498,421
Share-based compensation	3,197,050	-	3,197,050
Changes in assets and liabilities:		-
Advance to supplier	(1,475,995)	-	(1,475,995)
Inventories	(1,670,193)	-	(1,670,193)
Prepaid expenses and other current assets	(11,412,275)	-	(11,412,275)
Amounts due from related parties	-	-	-
PIPE escrow account	(100,000,005)	-	(100,000,005)
Operating lease	(563,907)	-	(563,907)
Accounts payable	(2,456,329)	-	(2,456,329)
Accrued expenses and other current liabilities	(11,489,688)	-	(11,489,688)
Amounts due to related parties	(12,031,429)	524,725	(11,506,704)
Net cash used in operating activities	(178,367,233)	(6,466,964)	(178,011,740)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,207,225)	-	(1,207,225)
Proceeds on disposal of property and equipment	-	-	-
Purchases of intangible asset	(6,733)	-	(6,733)
Cash consideration for purchase of non-controlling interests	-	-	-
Loan to a related party	(1,489,853)	-	(1,489,853)
Collection of loan to related parties	5,840,626	-	5,840,626
Loan to a third party	(7,000,000)	-	(7,000,000)
Purchases of long-term investments	(2,972,210)	-	(2,972,210)
Net cash (used in)/provided by investing activities	(6,835,395)	-	(6,835,395)

CASH FLOWS FROM FINANCING ACTIVITIES:
Loan proceeds from related parties, current	2,893,667	(535,088)	2,358,579
Loan proceeds from related parties, noncurrent	5,045,326	-	5,045,326
Proceeds from convertible debt	2,229,157	-	2,229,157
Repayments of convertible debt	(2,229,157)	-	(2,229,157)
Loan proceeds from third parties	272,413	-	272,413
Repayments of loan from a third party	(6,149,837)	-	(6,149,837)
Payments of offering cost	(16,231,089)	1,155,083	(15,076,006)
Proceeds from issuance of ordinary shares	2,717	-	2,717
Cash acquired on reverse recapitalization	8,794	-	8,794
Proceeds from PIPE	400,000,000	-	400,000,000
Proceeds from execution of warrants	6,747,660	-	6,747,660
Net cash provided by financing activities	392,589,651	619,995	393,209,646

Effect of exchange rate changes	4,562,153	(975,488)	3,586,665

Net increase in cash and cash equivalents	211,949,176	-	211,949,176
Cash and cash equivalents and restricted cash, at beginning of the period	60,497	-	60,497
Cash and cash equivalents and restricted cash, at end of the period	$212,009,673	$-	$212,009,673

SUPPLEMENTAL DISCLOSURE OF NON CASH FLOW INFORMATION:
Repayments of Magic loan by Mr. Nan Wu	$3,337,792	$-	$3,337,792
Repayments of Magic loan by My Car	3,056,427	-	3,056,427
Expenses paid by the Company on behalf of related parties	6,082,991	-	6,082,991
Expenses paid by related parties on behalf of the Company	3,223,553	-	3,223,553
The claim on My Car transferred to Mr. Nan Wu	1,489,853	-	1,489,853
Settlement of Puluo Debts (Note 18)	$-	$-	$-

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	$84,218	$-	$84,218

The effects of the restatement for the error on the Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) are as follows:

	For the year ended December 31, 2022
	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total Company’s (deficit)/equity	Non-controlling interests	Total shareholders’ (deficit)/equity
Balance as of December 31, 2022, as previously reported	$576,270,758	$(292,234,660)	$(2,684,640)	$280,804,489	$(2,572,046)	$278,232,443
Correction adjustments	549,652	(6,985,320)	98,997	(6,336,671)	(6,213)	(6,342,884)
Balance as of December 31, 2022, as restated	$576,820,410	$(299,219,980)	$(2,585,643)	$274,467,818	$(2,578,259)	$271,889,559